Trade accounts receivable - net	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable - net
6.
Trade accounts receivable - net

As of December 31, 2023, 2024 and 2025, the trade accounts receivable was comprised of the following:

	December 31, 2023		December 31, 2024		December 31, 2025
Trade accounts receivable	Ps.	2,442,465	Ps.	2,793,136	Ps.	3,555,927
Expected credit loss of the year		(191,236)		(96,305)		(64,306)
	Ps.	2,251,229	Ps.	2,696,831	Ps.	3,491,621

The accounts receivable includes balances to be reimbursed to the Company by domestic and international airlines for passengers charges (TUA) of Ps.1,745,152, Ps.2,054,031 and Ps.2,722,588 as of December 31, 2023, 2024 and 2025, respectively. Passenger charges are payable for each passengers (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for allowance for expected credit loss are recognized under operating cost in the consolidated statement of profit or loss and other comprehensive income.

	2023		2024		2025
Beginning balance	Ps.	(202,621)	Ps.	(191,236)	Ps.	(96,305)
Allowance for ECL		(43,348)		(24,459)		(27,335)
Reversal of allowance for ECL		54,733		119,390		59,334
Ending balance	Ps.	(191,236)	Ps.	(96,305)	Ps.	(64,306)

The allowance for expected credit loss includes customer balances that are in litigation or bankruptcy procedure and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2023, 2024 and 2025 these balances amounted to Ps.79,090, Ps.22,286 and Ps.14,968, respectively.

The allowance also includes customer balances in arrears in their payments and in the process of regularization; therefore, these are not yet in legal proceedings at year-end. As of December 31, 2023, 2024 and 2025 the amount of these balances are to Ps.112,146, Ps.73,084 and Ps.32,598, respectively. During 2023, 2024 and 2025, the Company recognized reversals of allowance of the balances that were in a legal process with an unfavorable outcome for the Company, the amount of these bad debt expense totaled Ps.42,243, Ps.117,113 and Ps.40,610, respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2023, 2024 and 2025. In 2023, 2024 and 2025 cancellations were for Ps.12,490, Ps.2,277 and Ps.18,724, respectively.

The allowance for expected credit loss of trade accounts receivable and contracts assets are based on assumptions about the probability and severity of expected loss. The Company applies its judgment to make these assumptions, selecting key input data for the calculation of such estimate based on historical, existing market conditions and prospective estimates at the end of each reporting period.

The following are past due balances of accounts receivable, for which there has not been reserve of allowance for expected credit loss, according to the Company’s policy and their maturity date:

	December 31, 2023		December 31, 2024		December 31, 2025
Accounts receivables past due from 1 to 30 days	Ps.	124,985	Ps.	198,096	Ps.	145,488
Accounts receivables past due 31 to 60 days		48,939		58,208		48,995
Accounts receivables past due 61 to 90 days		17,409		22,496		31,384
Accounts receivables past due more than 90 days		5,967		1,511		330
	Ps.	197,300	Ps.	280,311	Ps.	226,197

The following is the percentage of the main clients of the Company in relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that correspond to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2023		December 31, 2024		December 31, 2025
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	20.9%	2.3%	20.3%	2.2%	31.5%	2.0%
Aeroenlaces Nacionales, S.A. de C.V.	19.0%	1.7%	20.1%	0.1%	19.1%	1.0%
Aerovías de México, S.A. de C.V.	7.5%	0.6%	8.3%	0.7%	8.0%	0.5%
American Airlines, Inc.	3.5%	1.9%	4.3%	0.5%	0.2%	0.2%

The Company has cash, bonds and other assets that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2023, 2024 and 2025. These guarantees could be applied to any unpaid balance in the event of a breach from clients and under certain circumstances.

The Company limits its exposure to credit risk from trade accounts receivable by establishing a maximum payment period of 30 and 60 days for airlines and from 5 to 30 days for commercial customers, respectively.